Vanguard® High-Yield Active ETF
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.5%)
U.S. Government Securities (7.5%)
	United States Treasury Note/Bond	2.625%	5/31/2027	2,260	2,232
	United States Treasury Note/Bond	0.375%	7/31/2027	1,602	1,535
[1]	United States Treasury Note/Bond	3.750%	8/15/2027	825	824
	United States Treasury Note/Bond	3.500%	9/30/2027	3,000	2,985
	United States Treasury Note/Bond	4.250%	1/15/2028	584	588
	United States Treasury Note/Bond	3.500%	4/30/2028	705	700
	United States Treasury Note/Bond	3.750%	5/15/2028	600	598
[2]	United States Treasury Note/Bond	3.625%	8/15/2028	1,015	1,009
	United States Treasury Note/Bond	3.500%	2/15/2029	1,600	1,583
	United States Treasury Note/Bond	2.375%	3/31/2029	792	759
	United States Treasury Note/Bond	4.125%	3/31/2029	397	399
	United States Treasury Note/Bond	3.250%	6/30/2029	562	551
	United States Treasury Note/Bond	4.000%	7/31/2029	296	297
	United States Treasury Note/Bond	3.875%	11/30/2029	300	299
	United States Treasury Note/Bond	4.000%	3/31/2030	234	234
	United States Treasury Note/Bond	3.875%	4/30/2030	700	697
	United States Treasury Note/Bond	4.125%	8/31/2030	2,400	2,411
	United States Treasury Note/Bond	2.750%	8/15/2032	1,000	922
Total U.S. Government and Agency Obligations (Cost $18,740)					18,623
Corporate Bonds (87.2%)
Communications (13.8%)
[3]	Altice France SA	6.875%	10/15/2030	260	255
[3]	Altice France SA	6.500%	4/15/2032	1,298	1,278
	AMC Global Media Inc.	4.250%	2/15/2029	505	442
[3]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	315	312
[3]	Black Pearl Compute LLC	6.125%	2/15/2031	340	345
[3]	Cable One Inc.	4.000%	11/15/2030	681	477
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	89	89
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	170	168
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	2,016	1,911
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	500	466
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	1,130	1,012
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	1,880	1,653
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	400	395
[3,4]	Cipher Compute LLC	7.125%	11/15/2030	665	690
[3]	Clear Channel Outdoor Holdings Inc.	7.750%	4/15/2028	636	638
[3]	CSC Holdings LLC	5.375%	2/1/2028	190	142
[3]	CSC Holdings LLC	11.250%	5/15/2028	405	334
[3]	CSC Holdings LLC	11.750%	1/31/2029	940	672
[3]	CSC Holdings LLC	4.125%	12/1/2030	840	501
[3]	CSC Holdings LLC	3.375%	2/15/2031	245	147
[3]	CSC Holdings LLC	4.500%	11/15/2031	330	194
[3]	Directv Financing LLC	8.875%	2/1/2030	1,311	1,336
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	690	718
	Discovery Global Holdings Inc.	4.279%	3/15/2032	805	729
	Discovery Global Holdings Inc.	5.050%	3/15/2042	619	444
[3]	DISH Network Corp.	11.750%	11/15/2027	1,230	1,269
[3]	EW Scripps Co.	9.875%	8/15/2030	460	461
[3]	Flash Compute LLC	7.250%	12/31/2030	725	740
[3]	Frontier Communications Holdings LLC	6.750%	5/1/2029	461	461
[3]	Gray Media Inc.	4.750%	10/15/2030	15	12
[3]	Gray Media Inc.	5.375%	11/15/2031	115	90
[3]	Gray Media Inc.	9.625%	7/15/2032	943	959
	Lamar Media Corp.	3.750%	2/15/2028	210	206
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	60	59
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	690	692
[3]	Meridian Arc Holdco LLC	6.250%	4/30/2031	315	315
[3]	Midcontinent Communications	8.000%	8/15/2032	1,525	1,439
[3]	Nexstar Media Inc.	6.500%	9/15/2033	620	625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nexstar Media Inc.	7.250%	4/15/2034	270	272
[3,5]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	100	121
[3]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	280	288
[3]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	730	759
	Paramount Global	4.200%	6/1/2029	495	477
	Paramount Global	7.875%	7/30/2030	305	325
	Paramount Global	4.950%	1/15/2031	30	28
	Paramount Global	4.200%	5/19/2032	915	799
	Paramount Global	5.500%	5/15/2033	290	263
	Paramount Global	4.375%	3/15/2043	175	112
	Paramount Global	5.850%	9/1/2043	730	537
	Paramount Global	4.950%	5/19/2050	315	198
[3,6]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	885	877
	Rogers Communications Inc.	7.125%	4/15/2055	305	315
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	588	557
[3]	Sirius XM Radio LLC	5.000%	8/1/2027	50	50
[3,4]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	590	580
[3]	Univision Communications Inc.	4.500%	5/1/2029	160	153
[3]	Univision Communications Inc.	7.375%	6/30/2030	170	170
[3]	Univision Communications Inc.	8.500%	7/31/2031	740	751
[3]	Univision Communications Inc.	9.375%	8/1/2032	540	559
[3]	Univision Communications Inc.	8.875%	4/15/2033	670	674
[3]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	645	579
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	100	97
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	770	685
[3]	VZ Secured Financing BV	5.000%	1/15/2032	440	387
[3]	WULF Compute LLC	7.750%	10/15/2030	795	835
[3]	Ziggo BV	4.875%	1/15/2030	130	122
					34,246
Consumer Discretionary (14.6%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	533	523
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	605	616
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	240	242
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	600	571
[3,6]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	240	241
[3]	Acushnet Co.	5.625%	12/1/2033	315	316
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	816	842
	Advance Auto Parts Inc.	3.500%	3/15/2032	115	101
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	481	495
[3]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	75	75
	Bath & Body Works Inc.	7.500%	6/15/2029	160	162
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	573	580
	Bath & Body Works Inc.	6.950%	3/1/2033	110	107
	Bath & Body Works Inc.	6.875%	11/1/2035	785	775
[3,7]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	1,146	1,260
[3]	Belron UK Finance plc	5.750%	10/15/2029	530	535
[3,5]	Betclic Everest Group SAS	5.125%	12/10/2031	125	146
[3]	Boyne USA Inc.	4.750%	5/15/2029	360	352
[3]	Brightstar Lottery plc / Brightstar Global Solutions Corp.	5.750%	1/15/2033	90	88
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	560	520
[3]	Builders FirstSource Inc.	6.375%	6/15/2032	310	313
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	260	251
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	80	81
[3]	Caesars Entertainment Inc.	6.000%	10/15/2032	120	108
[3]	Carnival Corp.	5.125%	5/1/2029	460	458
[3]	Carnival Corp.	5.875%	6/15/2031	749	760
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	405	428
[3]	Churchill Downs Inc.	5.500%	4/1/2027	320	320
[3]	Churchill Downs Inc.	4.750%	1/15/2028	270	268
[3]	Churchill Downs Inc.	5.750%	4/1/2030	240	240
[3]	Churchill Downs Inc.	6.750%	5/1/2031	80	82
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	40	41
[3,5]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	100	117
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	631	645
[3]	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl	6.125%	4/15/2031	95	96
[3]	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl	6.375%	4/15/2034	60	60
[3]	Flutter Treasury DAC	5.875%	6/4/2031	1,145	1,137
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	190	189
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	410	393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	192	190
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	190	173
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	480	437
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	35	35
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	20	20
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	455	452
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.875%	4/1/2027	335	334
[3,5,7]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	100	119
[3,7]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	400	407
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	30	30
[3]	Light & Wonder International Inc.	7.500%	9/1/2031	570	594
[3]	Lithia Motors Inc.	4.625%	12/15/2027	100	99
[3]	Melco Resorts Finance Ltd.	5.625%	7/17/2027	195	194
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	915	906
[3]	Men's Wearhouse LLC	9.000%	2/1/2031	725	767
[3]	MGM China Holdings Ltd.	4.750%	2/1/2027	610	606
	MGM Resorts International	4.750%	10/15/2028	68	67
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	549	542
[3]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	380	351
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	75	78
[3]	NCL Corp. Ltd.	6.250%	3/1/2030	1,176	1,173
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	195	190
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	150	149
	Newell Brands Inc.	6.375%	9/15/2027	235	237
[3]	Newell Brands Inc.	8.500%	6/1/2028	328	343
	Newell Brands Inc.	6.625%	9/15/2029	370	370
	Newell Brands Inc.	6.625%	5/15/2032	350	340
	Newell Brands Inc.	7.375%	4/1/2036	410	391
	Newell Brands Inc.	7.500%	4/1/2046	762	656
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	35	35
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	218	213
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,410	1,389
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	710	749
[3]	QXO Building Products Inc.	6.750%	4/30/2032	920	939
[3]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	215	219
	Service Corp. International	3.375%	8/15/2030	160	149
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	100	96
[3]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	935	951
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	820	782
[3]	Wayfair LLC	7.250%	10/31/2029	80	82
	Whirlpool Corp.	6.125%	6/15/2030	175	171
	Whirlpool Corp.	6.500%	6/15/2033	994	952
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	30	30
[3]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	180	178
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	670	668
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	540	536
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	1,025	1,027
	Yum! Brands Inc.	3.625%	3/15/2031	30	28
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	2,166	2,174
[3]	ZF North America Capital Inc.	6.875%	4/23/2032	35	34
					36,186
Consumer Staples (4.3%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	80	81
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	695	691
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.750%	3/31/2034	370	361
[3]	Chobani LLC / Chobani Finance Corp Inc.	7.625%	7/1/2029	250	258
[3]	Chobani LLC / Chobani Finance Corp. Inc.	6.375%	4/15/2034	230	235
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	940	940
[5]	Energizer Gamma Acquisition BV	3.500%	6/30/2029	200	224
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	276	272
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	1,510	1,453
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	115	110
[3,5]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	200	228
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	383	379
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	750	785
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	7.125%	4/30/2033	260	263
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	345	343
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	760	728
[3]	Opal Bidco SAS	6.500%	3/31/2032	1,715	1,747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Performance Food Group Inc.	4.250%	8/1/2029	80	78
[3]	Performance Food Group Inc.	5.625%	3/1/2034	180	176
[3]	Post Holdings Inc.	4.500%	9/15/2031	100	94
[3]	Post Holdings Inc.	6.375%	3/1/2033	625	625
[3]	Post Holdings Inc.	6.250%	10/15/2034	60	59
[3]	Post Holdings Inc.	6.500%	3/15/2036	495	492
[3]	US Foods Inc.	4.750%	2/15/2029	130	128
					10,750
Energy (9.1%)
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	1,139	1,141
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	150	154
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	205	211
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	30	31
[3]	California Resources Corp.	7.000%	1/15/2034	1,085	1,105
[3]	Chord Energy Corp.	6.000%	10/1/2030	340	347
[3]	CNX Resources Corp.	7.375%	1/15/2031	745	767
[3]	CNX Resources Corp.	5.875%	3/1/2034	230	228
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	742	783
[3]	Excelerate Energy LP	8.000%	5/15/2030	425	451
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	700	736
	Genesis Energy LP / Genesis Energy Finance Corp.	6.750%	3/15/2034	195	197
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	270	274
[3]	Matador Resources Co.	6.000%	4/15/2034	205	206
[3]	Range Resources Corp.	4.750%	2/15/2030	520	510
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	210	207
	SM Energy Co.	6.625%	1/15/2027	520	520
[3]	SM Energy Co.	6.750%	8/1/2029	140	144
[3]	SM Energy Co.	8.750%	7/1/2031	1,027	1,077
[3]	SM Energy Co.	7.000%	8/1/2032	895	918
[3]	SM Energy Co.	9.625%	6/15/2033	411	458
[3]	SM Energy Co.	6.625%	4/15/2034	315	319
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	515	543
[3]	Sunoco LP	4.500%	10/1/2029	550	539
[3]	Sunoco LP	5.625%	3/15/2031	450	451
[3]	Sunoco LP	5.375%	7/15/2031	130	129
[3]	Sunoco LP	5.625%	7/15/2034	180	177
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	130	128
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/2028	495	494
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	470	484
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	175	176
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	690	705
[3]	Transocean Aquila Ltd.	8.000%	9/30/2028	46	47
[3]	Transocean International Ltd.	8.250%	5/15/2029	550	571
[3]	Transocean International Ltd.	8.750%	2/15/2030	42	44
[3]	Transocean International Ltd.	8.500%	5/15/2031	474	501
[3]	Transocean International Ltd.	7.875%	10/15/2032	150	161
	Transocean International Ltd.	6.800%	3/15/2038	400	389
[3]	Valaris Ltd.	8.375%	4/30/2030	975	1,017
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	25	24
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	1,070	1,168
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	1,483	1,591
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	325	335
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	674	748
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	60	63
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	995	1,038
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	120	128
					22,435
Financials (9.9%)
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	208	212
[3]	AmWINS Group Inc.	6.375%	2/15/2029	240	243
[3]	AmWINS Group Inc.	4.875%	6/30/2029	583	564
[3]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	1,218	1,214
[3]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	1,185	1,239
[3]	Asurion LLC / Asurion Co-Issuer Inc.	8.375%	2/1/2034	390	385
[3]	Block Inc.	5.625%	8/15/2030	288	288
	Block Inc.	6.500%	5/15/2032	1,290	1,315
[3]	Block Inc.	6.000%	8/15/2033	75	75
[3]	Burford Capital Global Finance LLC	6.250%	4/15/2028	30	29
[3]	Burford Capital Global Finance LLC	8.500%	1/15/2034	865	731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	555	579
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	580	578
[3]	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM	7.375%	9/30/2030	190	189
[3]	Fair Isaac Corp.	4.000%	6/15/2028	493	481
[3]	Fair Isaac Corp.	6.250%	9/15/2034	570	561
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	80	82
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	750	750
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	375	362
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	734	760
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	70	71
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	398	400
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	1,273	1,216
[3]	HUB International Ltd.	7.375%	1/31/2032	110	113
	Navient Corp.	5.500%	3/15/2029	760	730
	Navient Corp.	11.500%	3/15/2031	50	54
	Navient Corp.	5.625%	8/1/2033	430	366
	OneMain Finance Corp.	3.500%	1/15/2027	210	207
	OneMain Finance Corp.	6.625%	1/15/2028	350	355
	OneMain Finance Corp.	6.625%	5/15/2029	835	850
	OneMain Finance Corp.	4.000%	9/15/2030	1,072	986
	OneMain Finance Corp.	6.750%	3/15/2032	110	110
	OneMain Finance Corp.	6.750%	9/15/2033	305	300
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	1,743	1,752
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	1,075	1,103
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	100	102
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	870	883
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	360	372
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	615	609
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	609	583
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	500	464
[3]	Ryan Specialty LLC	4.375%	2/1/2030	460	447
[3]	Ryan Specialty LLC	5.875%	8/1/2032	150	150
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	560	559
[3]	Starwood Property Trust Inc.	3.625%	7/15/2026	650	648
[3]	Starwood Property Trust Inc.	4.375%	1/15/2027	390	388
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	70	70
[3]	UWM Holdings LLC	6.625%	2/1/2030	65	62
					24,587
Health Care (5.9%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	2,016	2,082
[3]	Bausch & Lomb Corp.	8.375%	10/1/2028	50	52
[3]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	270	268
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	50	49
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	855	818
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	938	932
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	368	395
[3]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	155	160
[3]	DaVita Inc.	4.625%	6/1/2030	640	620
[3]	DaVita Inc.	3.750%	2/15/2031	1,049	973
[3]	DaVita Inc.	6.875%	9/1/2032	150	155
[3]	DaVita Inc.	6.750%	7/15/2033	75	77
[3]	Endo Finance Holdings LP	8.500%	4/15/2031	150	159
[3]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	1,075	1,102
[3]	IQVIA Inc.	5.000%	10/15/2026	2,125	2,125
[3]	IQVIA Inc.	5.000%	5/15/2027	140	140
[3]	LifePoint Health Inc.	10.000%	6/1/2032	188	192
[3]	LifePoint Health Inc.	7.000%	5/1/2034	225	220
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	250	247
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	595	627
[5]	RAY Financing LLC	6.500%	7/15/2031	200	236
	Tenet Healthcare Corp.	5.125%	11/1/2027	155	155
	Tenet Healthcare Corp.	4.250%	6/1/2029	280	273
	Tenet Healthcare Corp.	4.375%	1/15/2030	100	97
	Tenet Healthcare Corp.	6.125%	6/15/2030	140	141
	Tenet Healthcare Corp.	6.750%	5/15/2031	329	338
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	1,075	1,073
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	165	164
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	350	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	263	270
					14,504
Industrials (8.1%)
[3]	ADT Security Corp.	5.875%	10/15/2033	195	192
[3]	Air Canada	3.875%	8/15/2026	1,397	1,393
[3]	Allied Universal Holdco LLC	7.875%	2/15/2031	520	546
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.000%	6/1/2029	168	167
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/2028	75	74
[3]	Allison Transmission Inc.	3.750%	1/30/2031	370	348
[3]	Allison Transmission Inc.	5.875%	12/1/2033	175	176
[3]	American Airlines Inc.	7.250%	2/15/2028	1,205	1,221
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	1,314	1,314
[3]	Atkore Inc.	4.250%	6/1/2031	200	191
[3]	Bombardier Inc.	7.250%	7/1/2031	433	455
[3]	Bombardier Inc.	6.750%	6/15/2033	490	511
[3]	BWX Technologies Inc.	4.125%	6/30/2028	900	886
[3]	BWX Technologies Inc.	4.125%	4/15/2029	844	820
[3]	Clean Harbors Inc.	5.125%	7/15/2029	907	901
[3]	Clean Harbors Inc.	6.375%	2/1/2031	120	122
[3]	Clean Harbors Inc.	5.750%	10/15/2033	215	217
[3]	CompoSecure Holdings LLC	5.625%	2/1/2033	470	460
[3]	Entegris Inc.	4.375%	4/15/2028	385	380
[3]	Entegris Inc.	3.625%	5/1/2029	40	38
[3]	Esab Corp.	6.250%	4/15/2029	190	193
[3]	Esab Corp.	5.625%	4/1/2031	235	237
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	485	464
[3]	Garda World Security Corp.	7.750%	2/15/2028	100	102
[3]	Garda World Security Corp.	6.000%	6/1/2029	125	123
[3]	Garda World Security Corp.	6.500%	1/15/2031	355	363
[3]	Garda World Security Corp.	8.375%	11/15/2032	671	692
[3]	Gates Corp.	6.875%	7/1/2029	1,080	1,111
[3]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	210	207
[3]	Herc Holdings Inc.	5.750%	3/15/2031	235	235
[3]	Herc Holdings Inc.	7.250%	6/15/2033	250	262
[3]	Herc Holdings Inc.	6.000%	3/15/2034	75	74
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,039	966
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	30	30
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	100	98
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	200	200
[3]	TopBuild Corp.	3.625%	3/15/2029	160	159
[3]	TopBuild Corp.	4.125%	2/15/2032	110	110
[3]	TransDigm Inc.	6.750%	8/15/2028	40	41
[3]	TransDigm Inc.	7.125%	12/1/2031	300	311
[3]	TransDigm Inc.	6.625%	3/1/2032	260	267
[3]	TransDigm Inc.	6.000%	1/15/2033	35	35
[3]	TransDigm Inc.	6.375%	5/31/2033	1,698	1,713
[3]	TransDigm Inc.	6.750%	1/31/2034	250	257
[3]	TransDigm Inc.	6.125%	7/31/2034	375	375
	United Airlines Holdings Inc.	4.875%	3/1/2029	135	133
	United Airlines Holdings Inc.	5.375%	3/1/2031	715	705
	United Rentals North America Inc.	4.000%	7/15/2030	30	29
[3]	WESCO Distribution Inc.	5.250%	4/15/2031	85	85
[3]	WESCO Distribution Inc.	5.500%	4/15/2034	85	85
					20,074
Materials (11.0%)
[3]	Alcoa Nederland Holding BV	6.125%	5/15/2028	1,740	1,740
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	790	821
[3]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	880	863
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	450	420
[3,5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	700	818
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	545	549
	Ball Corp.	2.875%	8/15/2030	190	173
	Ball Corp.	5.500%	9/15/2033	265	265
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	570	571
[3]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	300	300
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	430	407
[3]	Chemours Co.	5.750%	11/15/2028	330	329
[3]	Chemours Co.	8.000%	1/15/2033	760	784
[3]	Chemours Co.	7.875%	3/15/2034	270	276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	2,326	2,243
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	188	191
	Commercial Metals Co.	4.125%	1/15/2030	360	345
[3]	Commercial Metals Co.	5.750%	11/15/2033	230	230
[3]	Commercial Metals Co.	6.000%	12/15/2035	160	160
[3]	Element Solutions Inc.	3.875%	9/1/2028	450	439
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	190	198
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	486	511
	FMC Corp.	3.450%	10/1/2029	210	191
	FMC Corp.	5.650%	5/18/2033	740	653
	FMC Corp.	8.450%	11/1/2055	275	182
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	734	729
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	105	101
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	740	691
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	250	251
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	130	130
[3]	Magnera Corp.	7.250%	11/15/2031	734	687
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	220	215
[3]	Novelis Corp.	4.750%	1/30/2030	2,103	2,015
[3]	Novelis Corp.	3.875%	8/15/2031	52	47
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	834	839
[3]	Olympus Water US Holding Corp.	6.750%	8/1/2032	80	78
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	1,345	1,315
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	485	485
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	1,213	1,160
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	450	455
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	295	299
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	643	652
[3]	SNF Group SACA	3.375%	3/15/2030	530	495
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	10	10
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	740	740
[3]	Standard Industries Inc.	4.375%	7/15/2030	210	201
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	1,010	964
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	799	807
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	15	15
[3]	WR Grace Holdings LLC	7.000%	8/1/2033	53	53
					27,093
Real Estate (3.1%)
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,360	1,424
	Brandywine Operating Partnership LP	6.125%	1/15/2031	425	395
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,010	986
[5]	MPT Operating Partnership LP / MPT Finance Corp.	0.993%	10/15/2026	200	228
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	353	293
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	125	90
[3,5]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	800	946
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	269	279
[3]	RHP Hotel Properties LP / RHP Finance Corp.	7.250%	7/15/2028	445	455
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	40	41
[3]	RHP Hotel Properties LP / RHP Finance Corp.	5.750%	3/15/2034	135	134
	SBA Communications Corp.	3.875%	2/15/2027	273	271
[3]	Service Properties Trust	0.000%	9/30/2027	583	536
	Service Properties Trust	3.950%	1/15/2028	930	902
	Service Properties Trust	4.950%	10/1/2029	418	392
	Service Properties Trust	8.875%	6/15/2032	220	226
[3]	XHR LP	4.875%	6/1/2029	180	177
					7,775
Technology (4.1%)
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	838	799
[3,8]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	420	220
[3,8]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	630	337
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	145	141
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	1,685	1,654
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	540	513
	Cotiviti Corp.	7.625%	5/1/2031	475	449
[3]	Ingram Micro Inc.	4.750%	5/15/2029	1,579	1,551
[3]	McAfee Corp.	7.375%	2/15/2030	896	726
[3]	Rocket Software Inc.	9.000%	11/28/2028	1,408	1,399
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	1,290	1,290
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UKG Inc.	6.875%	2/1/2031	815	793
					10,024
Utilities (3.3%)
[3]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	340	338
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	704	699
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,070	1,074
[3]	NRG Energy Inc.	3.375%	2/15/2029	100	95
[3]	NRG Energy Inc.	5.750%	7/15/2029	375	375
[3]	NRG Energy Inc.	3.625%	2/15/2031	210	195
[3]	NRG Energy Inc.	5.750%	1/15/2034	155	154
[3]	NRG Energy Inc.	6.250%	11/1/2034	845	855
[3]	NRG Energy Inc.	6.000%	1/15/2036	180	179
[3]	NRG Energy Inc.	6.125%	5/15/2036	265	264
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	730	718
[3]	Talen Energy Supply LLC	6.125%	5/1/2031	320	321
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	750	744
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	140	141
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	525	521
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	1,148	1,194
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	350	374
					8,241
Total Corporate Bonds (Cost $217,717)					215,915
Floating Rate Loan Interests (4.2%)
[9]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	149	148
[9]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.902%	9/19/2030	327	327
[9]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.402%	1/15/2031	738	741
[9,10]	Betclic Everest Group	—%	12/10/2031	40	40
[9]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	194	196
[9]	Champ Acquisition Corp. Term Loan B, TSFR3M + 3.250%	6.950%	11/25/2031	5	5
[9]	Chobani LLC Term Loan B, TSFR1M + 2.250%	5.902%	10/28/2032	65	65
[9]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.152%	5/6/2030	294	295
[9]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.402%	1/28/2032	249	250
[9]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.250%	6.950%	3/21/2031	114	106
[9]	Dayforce Inc. Term Loan, TSFR3M + 3.000%	6.663%	2/4/2033	355	334
[5,9,10]	Electronic Arts Inc.	—%	3/24/2033	485	521
[9]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.402%	4/23/2031	856	845
[9]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	165	165
[9]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.250%	5.950%	8/15/2030	30	30
[9]	Froneri Lux Finco Sarl Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	198	197
[9]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.902%	1/26/2033	55	55
[9]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.924%	4/7/2033	605	602
[9]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	8.435%	8/27/2029	398	353
[9]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.950%	12/30/2032	199	198
[9]	LifePoint Health Inc. Term Loan B, TSFR3M + 3.750%	7.423%	5/19/2031	249	248
[9]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.177%	5/19/2031	194	193
[5,9,10]	LSF12 Pillar Investments Sarl	—%	4/30/2033	240	280
[9]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.652%	3/1/2029	592	520
[9]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	410	413
[9]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	574	576
[9]	Organon & Co. Term Loan, TSFR1M + 2.250%	5.902%	5/19/2031	543	542
[9]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.169%	10/8/2032	200	200
[9]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.402%	11/28/2028	55	52
[9]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.660%	7/9/2032	755	754
[9]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	35	35
[9]	TKO Worldwide Holdings LLC Term Loan, TSFR3M + 2.000%	5.664%	11/21/2031	75	75
[9]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.152%	1/19/2032	5	5
[9]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.152%	8/19/2032	761	762
[9]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.152%	2/13/2033	35	35
[9]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.200%	1/30/2031	165	165
Total Floating Rate Loan Interests (Cost $10,402)					10,328

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[11]	Vanguard Market Liquidity Fund (Cost $974)	3.685%	9,744	974
Total Investments (99.3%) (Cost $247,833)				245,840
Other Assets and Liabilities—Net (0.7%)				1,755
Net Assets (100%)				247,595
Cost is in $000.
1	Securities with a value of $120 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $709 have been segregated as initial margin for open centrally cleared swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $184,689, representing 74.6% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Face amount denominated in euro.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
7	Payment-in-kind (PIK) security which may pay interest as additional principal.
8	Security value determined using significant unobservable inputs.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Represents an unsettled loan as of April 30, 2026. The coupon rate is not known until the settlement date.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	31	6,421	(8)
5-Year U.S. Treasury Note	June 2026	46	4,960	(5)
Long U.S. Treasury Bond	June 2026	5	564	(12)
Ultra 10-Year U.S. Treasury Note	June 2026	8	903	(3)
Ultra Long U.S. Treasury Bond	June 2026	2	230	(7)
				(35)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2026	(16)	(1,770)	10
Euro-Bobl	June 2026	(14)	(1,897)	25
Euro-Bund	June 2026	(1)	(147)	4
Euro-Schatz	June 2026	(1)	(124)	1
				40
				5

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,021	EUR	2,597	—	(35)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	230	EUR	194	1	—
						1	(35)
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V1	6/21/2031	USD	9,270	5.000	715	281
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

F.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,623	—	18,623
Corporate Bonds	—	215,358	557	215,915
Floating Rate Loan Interests	—	10,328	—	10,328
Temporary Cash Investments	974	—	—	974
Total	974	244,309	557	245,840
Derivative Financial Instruments
Assets
Futures Contracts[1]	40	—	—	40
Forward Currency Contracts	—	1	—	1
Swap Contracts[1]	—	281	—	281
Total	40	282	—	322
Liabilities
Futures Contracts[1]	(35)	—	—	(35)
Forward Currency Contracts	—	(35)	—	(35)
Total	(35)	(35)	—	(70)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.